                         SUPPLEMENT DATED AUGUST 1, 2005
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended to be distributed with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity," "Vision Variable Annuity" or "Strategy Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

-------------------------------------------------------------------------------

                           OVERVIEW OF THIS SUPPLEMENT

This supplement revises the Product Prospectuses as follows:

     o Part I of this Supplement, beginning on page 1, provides information on changes to variable investment options available to you, and changes affecting underlying portfolios for two variable investment options.

     o Part II of this Supplement, beginning on page 4, revises and restates the list of variable investment options shown on page 1 of the Product Prospectuses for contracts issued on or after August 1, 2005.

--------------------------------------------------------------------------------

     PART I - CHANGES TO VARIABLE INVESTMENT OPTIONS AND PORTFOLIO MANAGERS

A. WE ADD A NEW VARIABLE INVESTMENT OPTION TO THE PRODUCT PROSPECTUSES EFFECTIVE AUGUST 1, 2005: Effective August 1, 2005, you may select a new investment option, entitled "American Bond," as a variable investment option. When you select this option, we invest your money in a sub-account of the Variable Account that invests in a Portfolio of the John Hancock Trust entitled AMERICAN BOND TRUST.

We add the following information to the table in the Product Prospectuses that describes the operating expenses for each of the portfolios:

     ------------------------------------------------------------------------------------
                                                                                 TOTAL
                                             MANAGEMENT   RULE 12B-1   OTHER     ANNUAL
     PORTFOLIO                                  FEES        FEES      EXPENSES   EXPENSES
     ------------------------------------------------------------------------------------
     JOHN HANCOCK TRUST - SERIES II SHARES:
     ------------------------------------------------------------------------------------
     American Bond Trust(AA)                    0.44%      0.75%        0.04%     1.23%
     ------------------------------------------------------------------------------------

     (AA) Reflects the aggregate annual operating expenses of the portfolio and its corresponding master fund. Currently, Capital Research Management Company (the adviser to the master fund) is waiving 10% of its management fees. This voluntary fee waiver may be terminated at any time. Other Expenses shown are based on estimates for the current fiscal year.

We add the following information to the table in the Product Prospectuses that contains a general description of the Portfolios:

     -----------------------------------------------------------------------
     PORTFOLIO       PORTFOLIO MANAGER    INVESTMENT DESCRIPTION
     -----------------------------------------------------------------------
     AMERICAN BOND   Capital Research     invests all of its assets in Class
     TRUST           Management Company   2 shares of the Bond Trust, a
                                          series of American Fund Insurance
                                          Series (master fund). The Bond
                                          Trust seeks to maximize current
                                          income and preserve capital by
                                          normally investing 80% of its
                                          assets in bonds, (at least 65% in
                                          investment grade debt securities
                                          and up to 35% in so-called "junk
                                          bonds"), the issuers of which may
                                          be domiciled outside the United
                                          States.
     -----------------------------------------------------------------------

B. WE DELETE A VARIABLE INVESTMENT OPTION FROM THE PRODUCT PROSPECTUSES FOR CONTRACTS ISSUED ON OR AFTER AUGUST 1, 2005:
The variable investment option entitled "Small Company" is NOT available for contracts issued on and after August 1, 2005. If you own an affected contract, you should disregard all references in the Product Prospectuses to this variable investment option, to the underlying Portfolio entitled "Small Company Trust" and to its portfolio manager (AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.)

We add the following to the table in the Fee Tables section of the Product Prospectuses that describes the minimum and maximum total operating expenses charged by the portfolios:

    ----------------------------------------------------------------------------
     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES           MINIMUM        MAXIMUM
    ----------------------------------------------------------------------------
     Range of expenses that are deducted from fund
     assets, including management fees, Rule 12b-1         0.76%         1.69%
     fees, and other expenses for contracts issued on
     and after August 1, 2005(BB)
    ----------------------------------------------------------------------------

     (BB) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.76% and 1.46% respectively. Expense reimbursements may be terminated at any time.

If we issued your contract before August 1, 2005, however, you may continue to invest in the Small Company variable investment option and you should refer to the Product Prospectuses for more information before investing in the variable investment option.

C. WE REVISE INFORMATION IN THE PRODUCT PROSPECTUSES IN CONNECTION WITH THE INTERNATIONAL STOCK VARIABLE INVESTMENT OPTION:
Effective as of the close of business on July 29, 2005, the portfolio manager and management fees of the underlying INTERNATIONAL STOCK TRUST changed.

We revise information concerning the International Stock Trust in the Fee Tables section of the Product Prospectuses to state:

----------------------------------------------------------------------------------------
                                                                                TOTAL
                                          MANAGEMENT   RULE 12B-1    OTHER      ANNUAL
PORTFOLIO                                    FEES        FEES       EXPENSES   EXPENSES
----------------------------------------------------------------------------------------
JOHN HANCOCK TRUST - SERIES II SHARES:
----------------------------------------------------------------------------------------
International Stock Trust(CC)                0.90%       0.25%       0.16%       1.31%
----------------------------------------------------------------------------------------

(CC) Management Fees shown are based on current fees. We also revise information in the "Prior Contracts" section of the Product Prospectuses, with respect to contracts issued prior to May 13, 2002, to show current management fees for the International Stock Trust of 0.90% and Total Annual Expenses of 1.11%.

We revise the table in the Product Prospectuses that contains a general description of the Portfolios to restate information concerning the International Stock Trust, as follows:

---------------------------------------------------------------------------------
PORTFOLIO        PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
---------------------------------------------------------------------------------
INTERNATIONAL    Grantham, Mayo, Van     seeks long-term growth of capital by
STOCK TRUST      Otterloo & Co. LLC      investing in stocks and other securities
                 (effective as of the    with equity characteristics of companies
                 close of business on    located in the developed countries that
                 July 29, 2005)          make up the MSCI EAFE Index.
---------------------------------------------------------------------------------

You should disregard information in the Product Prospectuses that lists Deutsche Asset Management Investment Services, Ltd. as the portfolio manager of the International Stock Trust.


D. WE REVISE INFORMATION IN THE PRODUCT PROSPECTUSES IN CONNECTION WITH THE GROWTH & INCOME VARIABLE INVESTMENT OPTION:
Effective as of the close of business on July 29, 2005, the portfolio manager of the underlying GROWTH & INCOME TRUST changed.

We revise the table in the Product Prospectuses that contains a general description of the Portfolios to restate information concerning the Growth & Income Trust, as follows:

----------------------------------------------------------------------------------------
PORTFOLIO          PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
----------------------------------------------------------------------------------------
GROWTH & INCOME    Grantham, Mayo, Van     seeks long-term growth of capital and income,
TRUST              Otterloo & Co. LLC      consistent with prudent investment risk, by
                   (effective as of the    investing in primarily in a diversified
                   close of business on    portfolio of common stock of U.S. issuers
                   July 29, 2005)          which the subadviser believes are of high
                                           quality.
----------------------------------------------------------------------------------------

You should disregard information in the Product Prospectuses that lists Wellington Management Company, LLP as portfolio manager of the Growth & Income Trust.

E. WE ADD THE FOLLOWING TO EACH OF THE PRODUCT PROSPECTUSES:

YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE UNDERLYING PORTFOLIOS, INCLUDING THE AMERICAN BOND TRUST, BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                PART II - AVAILABLE VARIABLE INVESTMENT OPTIONS

We revise and restate the list of currently available variable investment options shown on the first page of the Product Prospectuses to read as follows:

PORTFOLIO MANAGERS                                   VARIABLE INVESTMENT OPTIONS
------------------                                   ---------------------------

AIM CAPITAL MANAGEMENT, INC.                         All Cap Growth
                                                     Mid Cap Core

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.         Small Company(A)

CAPITAL RESEARCH MANAGEMENT COMPANY                  American Bond
(PORTFOLIO MANAGER TO THE AMERICAN FUNDS             American Blue Chip Income
INSURANCE SERIES)                                      and Growth
                                                     American Growth
                                                     American Growth -Income
                                                     American International


CAPITAL GUARDIAN TRUST COMPANY                       Income & Value
                                                     Overseas Equity
                                                     U.S. Large Cap

DAVIS ADVISORS                                       Financial Services
                                                     Fundamental Value

DECLARATION MANAGEMENT & RESEARCH LLC/ JOHN          Active Bond
HANCOCK ADVISERS, LLC

DEUTSCHE ASSET MANAGEMENT INC.                       All Cap Core
                                                     Dynamic Growth
                                                     Real Estate Securities

FIDELITY MANAGEMENT & RESEARCH COMPANY               Large Cap Growth
                                                     Strategic Opportunities

FRANKLIN ADVISERS, INC.                              Emerging Small Company

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC               Growth & Income
                                                     International Stock

INDEPENDENCE INVESTMENT LLC                          Small Cap

JENNISON ASSOCIATES LLC                              Capital Appreciation

JOHN HANCOCK ADVISORS, LLC                           Strategic Income

LEGG MASON FUNDS MANAGEMENT, INC.                    Core Equity

LORD, ABBETT & CO                                    All Cap Value
                                                     Mid Cap Value

MARISCO CAPITAL MANAGEMENT, LLC                      International Opportunities

MASSACHUSETTS FINANCIAL SERVICES COMPANY             Strategic Value
                                                     Utilities

MERCURY ADVISORS                                     Large Cap Value

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED    500 Index
                                                     Emerging Growth
                                                     Lifestyle Aggressive 1000
                                                     Lifestyle Growth 820
                                                     Lifestyle Balanced 640
                                                     Lifestyle Moderate 460
                                                     Lifestyle Conservative 280
                                                     Mid Cap Index
                                                     Money Market
                                                     Pacific Rim
                                                     Quantitative All Cap
                                                     Quantitative Mid Cap
                                                     Quantitative Value
                                                     Small Cap Index
                                                     Total Stock Market Index

MUNDER CAPITAL MANAGEMENT                            Small Cap Opportunities

PACIFIC INVESTMENT MANAGEMENT COMPANY                Global Bond
                                                     PIMCO VIT All Asset
                                                       Portfolio
                                                     Real Return Bond
                                                     Total Return

PZENA INVESTMENT MANAGEMENT, LLC                     Classic Value

SALOMAN BROTHERS ASSET MANAGEMENT INC                High Yield
                                                     Special Value
                                                     Strategic Bond
                                                     U.S. Government Securities

SSGA FUNDS MANAGEMENT, INC.                          International Equity Index

SUSTAINABLE GROWTH ADVISORS, L.P.                    U.S. Global Leaders Growth

T. ROWE PRICE ASSOCIATES, INC.                       Blue Chip Growth
                                                     Equity-Income
                                                     Health Sciences
                                                     Mid Value
                                                     Science & Technology
                                                     Small Company Value

TEMPLETON INVESTMENT COUNSEL, INC.                   International Small Cap
                                                     International Value

TEMPLETON GLOBAL ADVISORS LIMITED                    Global

UBS GLOBAL ASSET MANAGEMENT                          Global Allocation
                                                     Large Cap

VANKAMPEN                                            Value

WELLINGTON MANAGEMENT COMPANY, LLP                   Investment Quality Bond
                                                     Mid Cap Stock
                                                     Natural Resources
                                                     Small Cap Growth
                                                     Small Cap Value

WELLS FARGO FUND MANAGEMENT, LLC                     U.S. High Yield Bond
                                                     Core Bond

(A) Not available to contracts issued on or after August 1, 2005.

                         SUPPLEMENT DATED AUGUST 1, 2005



Strategy         333-70864
Vantage          333-71072
Venture          333-70728, 333-70730
Venture III      333-70850
Vision           333-71074
NYVenture        33-79112, 33-46217
NYVenture III    333-83558
NYVision         333-61283